Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 IDR Holders [Member]
Earnings Per Share Basic And Diluted [Line Items]
Cash distributions declared and paid in the period per unit	$ 0.752	$ 0.752	$ 0.02
Net income attributable to IDRs			$ 0.020